Schedule of Future Minimum Payments Under Non-cancelable Operating Leases (Details)	Sep. 30, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
October 2024 to September 2025	$ 55,672
Total	$ 55,672